CAPITAL LEASES (Details 2) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Six months ended December 31, 2018	$ 11,108
2019	22,066
2020	22,066
2021	9,474
Total minimum lease payments	64,714
Amount representing interest	5,500
Present value of minimum lease payments	59,214
Current portion of capital lease obligations	19,110	$ 0
Capital lease obligation, less current portion	$ 40,104	$ 0